UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |X|; Amendment Number:  1


This Amendment (Check only one):   |_|  is a restatement
                                   |X|  adds new holding entries.


Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017


13F File Number:  028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory L. Florio
Title:    Chief Compliance Officer
Phone:    (212) 381-0159


Signature, Place and Date of Signing:


  /s/ Gregory L. Florio          New York, New York          February 21, 2008
-------------------------     ------------------------     ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[NONE]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:        1

Form 13F Information Table Value Total:  $77,922
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.     Form 13F File Number     Name
----     --------------------     ----------------------------------------------
 1.      028-10683                Marathon Global Convertible Master Fund, Ltd.

 2.      028-11614                Marathon Special Opportunity Master Fund, Ltd.

                                                   Marathon Asset Management, LLC
                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2  COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8

                               TITLE                 VALUE     SHRS OR   SH/  PUT/     INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP    (x1000)    PRN AMT   PRN  CALL     DISCRETION    MANAGERS   SOLE   SHARED   NONE
FLAGSTONE REINSURANCE HLDGS     SHS      G3529T105   77,922   5,850,000   SH         SHARED-DEFINED     2         0   5,850,000   0





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